Finance debt	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Finance debt	Finance debt

						$ million
			2025			2024
	Current	Non-current	Total	Current	Non-current	Total
Borrowings	3,356	54,602	57,958	4,474	55,073	59,547
The main elements of current borrowings are the current portion of long-term borrowings that is due to be repaid in the next 12 months of $3,003 million (2024 $3,793 million) and issued commercial paper of $200 million (2024 $500 million). Finance debt does not include accrued interest of
$552 million (2024 $585 million), which is reported within other payables. As part of actively managing its debt portfolio, during the year the group bought back $2.0 billion (2024 $nil) of finance debt consisting entirely of US dollar bonds. These transactions have no significant impact on net debt or gearing.
The following table shows the weighted-average interest rates achieved through a combination of borrowings and derivative financial instruments entered into to manage interest rate and currency exposures.

		Fixed rate debt		Floating rate debt		Total
	Weighted average interest rate %	Weighted average time for which rate is fixed Years	Amount $ million	Weighted average interest rate %	Amount $ million	Amount $ million
						2025
US dollar	5	8	41,018	4	16,486	57,504
Other currencies	6	4	246	6	208	454
			41,264		16,694	57,958

						2024
US dollar	4	8	41,145	5	17,847	58,992
Other currencies	6	3	396	6	159	555
			41,541		18,006	59,547
26. Finance debt - continued
Fair values
The estimated fair value of finance debt is shown in the table below together with the carrying amount as reflected in the balance sheet.
Long-term borrowings in the table below include the portion of debt that matures in the 12 months from 31 December 2025, whereas in the group balance sheet the amount is reported within current finance debt.
The carrying amount of the group’s short-term borrowings, comprising mainly of commercial paper, approximates their fair value. The fair values of the significant majority of the group’s long-term borrowings are determined using quoted prices in active markets, and so fall within level 1 of the fair value hierarchy. Where quoted prices are not available, quoted prices for similar instruments in active markets are used and such measurements are therefore categorized in level 2 of the fair value hierarchy.

				$ million
		2025		2024
	Fair value	Carrying amount	Fair value	Carrying amount
Short-term borrowings	353	353	681	681
Long-term borrowings	54,582	57,605	54,285	58,866
Total finance debt	54,935	57,958	54,966	59,547